CONSOLIDATED STATEMENTS OF CASH FLOWS - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of cash receipts from operating activities:
Proceeds from goods sold and services rendered		$ 3,873,449,090	$ 3,372,357,634	$ 3,293,803,868
Others proceeds from operating activities		57,653,381	37,693,163	42,084,964
Classes of cash payments from operating activities:
Payments of operating activities		(2,716,646,141)	(2,312,543,646)	(2,450,621,483)
Payments of salaries		(422,143,875)	(347,134,212)	(362,357,568)
Others payments for operating activities		(454,451,355)	(424,963,285)	(397,670,139)
Cash flow from operations		337,861,100	325,409,654	125,239,642
Dividends received		942,895	1,231,164	3,377,750
Interest paid		(68,811,141)	(70,452,675)	(47,102,233)
Interest received		38,007,760	38,534,725	22,867,199
Income tax paid		(14,703,915)	(8,959,871)	(66,276,733)
Other cash movements		(5,779,972)	8,334,410	7,831,528
Net cash inflows from operating activities		287,516,727	294,097,407	45,937,153
Cash flows from investing activities
Cash flows used to obtain control of subsidiaries or others businesses		(551,585)	(2,000,000)
Loan to related entities			(1,173,884)
Repayment of loan by related entities		572,254	1,245,265	30,021
Others payments to acquire interests in joint ventures		(10,658,097)	(7,086,899)	(36,465,915)
Proceeds from sales of property, plan and equipment		52,429,361	1,231,541	3,582,588
Purchase of property, plant and equipment		(152,916,896)	(124,400,618)	(188,669,637)
Purchases of intangibles assets		(7,169,288)	(5,047,222)	(14,933,853)
Net cash (outflow) from investing activities		(118,294,251)	(137,231,817)	(236,456,796)
Cash flows from financing activities
Collections from changes in ownership interests in subsidiaries that do not result in loss of control		17,112,779
Payment from changes in ownership interests in subsidiaries that do not result in loss of control		(32,260,503)	(3,205,058)	(438,105)
Proceeds from long-term loans and bonds			8,219,455	736,278,842
Proceeds from short-term loans and bonds		52,903,303	68,928,016	46,843,478
Total proceeds from loans and bonds		52,903,303	77,147,471	783,122,320
Loan and bonds payments		(74,305,996)	(159,420,525)	(79,351,110)
Proceeds from issuing shares		2,746,184	2,768,700	1,648,121
Payments of lease liabilities		(16,274,873)	(10,704,270)	(9,663,757)
Payments of loan from related parties				(25,000)
Dividends paid		(81,797,392)	(65,583,416)	(158,320,848)
Other cash movements	[1]	6,840,724	40,960,923	130,322
Net cash (outflow) flow from financing activities		(125,035,774)	(118,036,175)	537,101,943
Net (decrease) increase in cash and cash equivalents		44,186,702	38,829,415	346,582,300
Effects of exchange rate changes on cash and cash equivalents		44,782,097	(17,757,074)	(15,068,750)
Increase (decrease) in cash and cash equivalents		88,968,799	21,072,341	331,513,550
Cash and cash equivalents at beginning of the year		618,154,016	597,081,675	265,568,125
Cash and cash equivalents at end of the year		$ 707,122,815	$ 618,154,016	$ 597,081,675

[1]	Within Other cash movements, 2023 mainly includes the effect of the settlement of hedging instruments associated with bonds payable to the public.